Document and Entity Information	12 Months Ended
Dec. 31, 2020 € / shares shares
Document Information [Line Items]
Entity Central Index Key	0001038143
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-14712
Entity Registrant Name	ORANGE
Entity Address, Address Line One	78 rue Olivier de Serres
Entity Address, Postal Zip Code	75015
Entity Address, City or Town	Paris
Entity Address, Country	FR
Entity Incorporation, State or Country Code	I0
Entity Common Stock, Shares Outstanding | shares	2,658,791,500
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	true
ADR [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one Ordinary Share, nominal value €4.00 per share
Entity Listing, Depository Receipt Ratio	1
Entity Listing, Par Value Per Share	€ 4.00
Trading Symbol	ORAN
Security Exchange Name	NYSE
Ordinary shares [member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, nominal value €4.00 per share
Entity Listing, Par Value Per Share	€ 4.00
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Cédric Testut
Country Region	+33
City Area Code	1
Local Phone Number	44 44 21 05
Contact Personnel Email Address	orange.regulatedinfo@orange.com
Entity Address, Address Line One	78 rue Olivier de Serres
Entity Address, Postal Zip Code	75015
Entity Address, City or Town	Paris
Entity Address, Country	FR